Financial Instruments and Risk Management - Schedule of Detailed Information About Hedged Items by Risk Category (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Fair Value Hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Line item in the statement of financial position where the hedged item is included	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ (32)
Fair Value Hedges | Liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	6,424
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item	£ 179
Cash Flow Hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Line item in the statement of financial position where the hedged item is included	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ 189
Cash flow hedge reserve	(146)
Cash Flow Hedges | Liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 2,819